PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment by type [Abstract]
Property, plant and equipment	$ 15,078,497	$ 14,530,460
Accumulated Depreciation	(2,507,094)	(2,156,471)
Net property, plant and equipment	12,571,403	12,373,989
Construction in Progress Expenditures Incurred but Not yet Paid	83,000	115,700	$ 187,200
Impairment of long-lived assets	0	83,673	$ 0
Non-Regulated Property, Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Accumulated Depreciation	(1,641,490)	(1,396,647)
Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	3,352,963	2,961,388
Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	3,831,966	3,627,062
Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	558,695	510,820
Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	689,804	598,375
Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	487,559	448,044
Non-Regulated Property, Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	371,628	691,907
Regulated Property Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Accumulated Depreciation	(865,604)	(759,824)
Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	13,524	22,085
Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	54,643	53,962
Regulated Property Plant and Equipment [Member] | Construction Work in Process [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	62,634	83,461
Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	1,345,740	1,325,235
Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Property, plant and equipment	$ 4,309,341	4,208,121
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	3 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	2 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	2 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Minimum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	5 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Gathering pipelines and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	40 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Processing and fractionation and related equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	40 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	54 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	54 years
Maximum [Member] | Non-Regulated Property, Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	60 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Storage and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	25 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | General plant and other [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	50 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Transmission Pipelines and Regulated Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	77 years
Maximum [Member] | Regulated Property Plant and Equipment [Member] | Natural Gas Liquids Transmission Pipelines and Related Equipment [Member]
Property, plant and equipment by type [Abstract]
Estimated Useful Lives	88 years
Natural Gas Gathering And Processing [Member]
Property, plant and equipment by type [Abstract]
Impairment of long-lived assets		$ 63,500
Natural Gas Pipelines [Member] | Regulated Property Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Average Depreciation Rate	2.10%	2.10%	2.10%
Natural Gas Liquids [Member] | Regulated Property Plant and Equipment [Member]
Property, plant and equipment by type [Abstract]
Average Depreciation Rate	1.90%	1.90%	2.00%
Natural Gas Gathering And Processing and Natural Gas Liquids [Member]
Property, plant and equipment by type [Abstract]
Impairment of long-lived assets		$ 20,200